Federated MDT Stock Trust
CLASS A SHARES (TICKER FSTRX)
INSTITUTIONAL SHARES (TICKER FMSTX)
SERVICE SHARES (TICKER FSTKX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2015
Effective June 30, 2016, the Fund will offer Class R6 Shares (Ticker FSTLX) by separate Prospectus. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Class R6 Shares.
June 29, 2016
Federated MDT Stock Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453220 (6/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.